Material Accounting Policies (Details) - Schedule of Consolidated Financial Statements		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Imobiliária Jaborandi Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Cremaq Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Engenho Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[1]	Brazil
Ownership interest in subsidiaries	[1]			99.99%
Imobiliária Araucária Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Mogno Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Cajueiro Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Ceibo Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliária Flamboyant Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Palmeiras S.A. [Member] | Paraguay [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Agropecuaria Morotí S.A. [Member] | Paraguay [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Agrifirma Agro Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Agrifirma Bahia Agropecuária Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[2]	Brazil
Ownership interest in subsidiaries	[2]	99.99%	99.99%	99.99%
I.A. Agro Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[2],[3]	Brazil
Ownership interest in subsidiaries	[2],[3]			99.99%
Agropecuaria Acres Del Sud S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Ombú Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Yatay Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%

[1]	Company dissolved on October 6, 2022, see note 12.
[2]	Subsidiaries of Agrifirma – indirect control.
[3]	Merged into the subsidiary Agrifirma Bahia on May 2, and July,23, 2022.